Acquisition of Entest CA	12 Months Ended
Aug. 31, 2011
Investments, Equity Method and Joint Ventures
Equity Method Investments Disclosure [Text Block]

NOTE 8.  ACQUISITION OF ENTEST CA

On July 10, 2009 the Company acquired 100% of Entest CA, a California corporation and wholly owned subsidiary of the Company, from BMSN for consideration consisting of (a) the issuance to BMSN of 10,000,000 newly issued common shares of Entest and (b) the return by Mr. Rick Plote of 10,000,000 shares of Entest’s common stock previously issued to him by Entest for cancellation.